Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 12,408	$ 12,000
Capital loss carryforwards	3,120	3,120
Research and development credit carryforwards	1,138	1,426
Patents and fixed assets	879	901
Stock-based compensation	643	690
Capitalized Research Expenses	211
Other, net	62	80
Valuation allowance	(18,461)	(18,217)
Total net deferred tax assets